consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2020	1,291
Balance at Dec. 31, 2020	$ 7,677	$ 534	$ 3,712	$ 117	$ 12,040	$ 528	$ 12,568
Net income (loss)			1,655		1,655	43	1,698
Other comprehensive income (loss)			600	86	686	(35)	651
Dividends			(1,711)		(1,711)		(1,711)
Dividends reinvested and optional cash payments (in shares)	24
Dividends reinvested and optional cash payments	$ 621				621		621
Equity accounted share-based compensation	$ 79	49			128	13	141
Equity accounted share-based compensation (in shares)	4
Common Shares issued	$ 1,267				1,267		1,267
Common Shares issued (in shares)	51
Change in ownership interests of subsidiaries		430			430	394	824
Balance (in shares) at Dec. 31, 2021	1,370
Balance at Dec. 31, 2021	$ 9,644	1,013	4,256	203	15,116	943	16,059
Net income (loss)			1,615		1,615	103	1,718
Other comprehensive income (loss)			132	(93)	39	40	79
Dividends			(1,899)		(1,899)		(1,899)
Dividends reinvested and optional cash payments (in shares)	23
Dividends reinvested and optional cash payments	$ 660				660		660
Equity accounted share-based compensation	$ 103	18			121	12	133
Equity accounted share-based compensation (in shares)	4
Issue of Common Shares in business combination	$ 992				992		992
Issue of Common Shares in business combination (in shares)	34
Change in ownership interests of subsidiaries		(75)			(75)	(9)	(84)
Balance (in shares) at Dec. 31, 2022	1,431
Balance at Dec. 31, 2022	$ 11,399	$ 956	$ 4,104	$ 110	$ 16,569	$ 1,089	$ 17,658